INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Product inventories	$ 22.9	$ 26.6
Work in process	13.0	9.9
Ore stockpiles	189.2	168.5
Materials and supplies	109.4	96.5
Inventories	334.5	301.5
Less: non-current ore stockpiles included in other non-current assets (Note 21)	(167.3)	(149.4)
Current inventories	$ 167.2	$ 152.1